Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Schedule of Cash and cash equivalents

	2022	2021

Cash and bank accounts	60,278	16,349
Short-term investments	277,742	35,800
Cash and cash equivalents	338,020	52,149